Pension Plan (Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,383	$ 2,911	$ 2,732
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	3,383	2,911
Fair value of plan assets	2,546	2,342	2,424
Accrued obligation (long term)	$ 837	$ 569